Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Feb. 25, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2012	Aug. 19, 2013	Nov. 30, 2011 sqft
Loss Contingencies [Line Items]
Warrant coverage amount			$ 502,605	$ 502,605
Additional cash compensation expense		150,000
Annual Cash Compensation Expense		225,000
Aggregate Proceeds From Sale Of Securities		15,000,000
Alleged unpaid wages and penalties							65,000
Alleged unpaid wages and penalties, paid			40,000
Alleged unpaid wages and penalties, accrued			25,000
Alleged unpaid wages and penalties, accruals paid	25,000
San Diego Califomia facility [Member]
Loss Contingencies [Line Items]
Expansion of original rental premises								9,849
Initial lease terms					8 years
Rent Expense			1,143,000			937,000
Deferred Rent Expense			0			185,000
Amended lease expiration period				Jul. 31, 2020
Forgiveness to lease payment				503,000
Increase (decrease) in long term deposits				269,000
Warrant coverage amount				$ 502,605